SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE	+1 212 839 5969 CTEODORO@SIDLEY.COM

April 26, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Christopher Bellacicco, Division of Investment Management

Re:        Short Term Investment Fund for Puerto Rico Residents, Inc.

(1933 Act File No. 333-259157 / 1940 Act File No. 811-23673)

Dear Mr. Bellacicco:

On behalf of the Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”), below please find our responses to comments (the “Comments”) received from the staff of the Securities and Exchange Commission (the “Commission”) on November 18, 2021 and December 9, 2021, on the Fund’s draft registration statement on Form N-1A (the “Registration Statement”). The Registration Statement was filed with the Securities and Exchange Commission (the “Commission”) on November 12, 2021 and contained a Prospectus relating to the issuance of shares (the “Shares”) of the Fund, as well as a Statement of Additional Information relating to the Fund.

We have discussed your Comments with representatives of the Fund. Pursuant to your instructions, we are transmitting our responses to the Comments in the form of this response letter (the “Response Letter”) concurrently with a filing of the Registration Statement, including exhibits (the “Filing”), which Filing reflects our responses.

Unless otherwise indicated, defined terms used herein have the meaning set forth in the Registration Statement.

PROSPECTUS

FEE TABLE AND EXPENSE EXAMPLE

1.

Comment: The Staff notes that the Investment Advisory Agreement is silent as to which party is responsible for paying the Fund’s Acquired Fund Fees and Expenses (“AFFEs”). Please supplementally explain to the Staff which entity will be responsible for paying AFFEs and the basis for such entity being responsible to make such payment.

Response: The Fund supplementally confirms that, to the extent the Fund incurs AFFEs, the Fund will pay the AFFEs. As of the date hereof the Fund does not have AFFEs as it only invests in debt of affiliated funds.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

PRINCIPAL INVESTMENT STRATEGIES

2.	Comment: Reference is made to the following bolded disclosure in the Principal Investment Strategies sections in the Summary (Item 4) and in the More Information About the Fund (Item 9) sections:

“The Fund is designed solely for Puerto Rico Residents (as defined in “Dividends and Taxes” below). Only Puerto Rico Residents will receive the tax benefits of an investment in the Fund. The tax treatment of this Fund differs from that typically accorded to other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that are treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “U.S. Code”).”

To the extent the Fund will be sold to non-Puerto Rico residents, the Staff requests that such disclosure (i.e., clarifying that non-Puerto Residents will not receive the tax benefits of an investment in the Fund) also be included on the Prospectus cover page, as well as Items 4 and 9.

Response: The bolded language has been added to the Prospectus cover page as requested. Such bolded language is already included in Items 4 and 9 of the Prospectus.

ACCOUNTING COMMENTS

3.

Comment: Please explain why the one-year period presented in the Financial Highlights section of the Annual Report for the fiscal year-ended June 30, 2021 does not correspond to the two-year periods presented in Statement of Changes in Net Assets (for reference see ASC 946-205-50-7). Please supplementally explain to us the basis for presenting a one-year period of Financial Highlights, when the minimum presentation is a two-year period.

Response: Financial Highlights should be presented in accordance with Regulation S-X. Fund Administration and the Fund’s external auditors reviewed Regulation S-X and did not find any specific reference or guidelines for the time period to be presented in the Financial Highlights section. In the absence of such guidelines, Fund Administration concluded that a one year period corresponded with the timing of the Fund’s registration under the Investment Company Act and PCAOB auditing standards and is, therefore, appropriate.

4.

Comment: Please update the disclosure in the Prospectus related to the Yield Floor Agreement to state that repayment will not cause the Fund expense ratio, after the repayment is taken into account, to exceed both (1) the expense cap in place at the time such amounts were waived, and (2) the Fund’s current expense cap, and that the Yield Floor Agreement does not cause the actual distribution rate in effect at the time of reimbursement to be lower than the actual distribution rate in effect at the time the expense was initially paid/waived.

Response: The requested disclosure has been updated as requested.

5.

Comment: In an amendment to the Registration Statement prior to effectiveness, please ensure consents are included with respect to both the current and the prior auditor of the Fund. See the Dear CFO Letter dated September 30, 1998 (as modified on October 23, 2020).

Response: The Fund confirms that in an amendment to the Registration Statement prior to effectiveness, the Fund will file as exhibits, consents from both the current and the prior auditor.

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Please do not hesitate to contact the undersigned (212-839-5969) with any comments or questions you might have.

Very truly yours,

/s/ Carla G. Teodoro
Carla G. Teodoro

CC:

Jesse C. Kean
Andrew M. Friedman

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